Tax assets and liabilities (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax Assets And Liabilities
Operating Profit Before Tax	R$ 19,574,727	R$ 24,750,329	R$ 9,663,975
Income tax	R$ (5,235,252)	R$ (9,191,005)	R$ 3,786,778
Average effective tax rate	26.74%	37.13%	(39.18%)